Supplemental Guarantor Condensed Consolidating Financial Statements (Details 3) (USD $) In Thousands, unless otherwise specified	7 Months Ended		12 Months Ended					7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2011		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2011 Satmex Issuer	Dec. 31, 2013 Satmex Issuer	Dec. 31, 2012 Satmex Issuer	Dec. 31, 2011 Guarantor Subsidiaries	Dec. 31, 2013 Guarantor Subsidiaries	Dec. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Non Guarantor Subsidiaries	Dec. 31, 2013 Non Guarantor Subsidiaries	Dec. 31, 2012 Non Guarantor Subsidiaries	Dec. 31, 2011 Eliminations upon consolidation	Dec. 31, 2013 Eliminations upon consolidation	Dec. 31, 2012 Eliminations upon consolidation	May 25, 2011 Predecessor Registrant		May 25, 2011 Predecessor Registrant Satmex Issuer	May 25, 2011 Predecessor Registrant Guarantor Subsidiaries	May 25, 2011 Predecessor Registrant Non Guarantor Subsidiaries	May 25, 2011 Predecessor Registrant Eliminations upon consolidation
Revenues:
Satellite services	$ 62,758		$ 120,064		$ 118,669			$ 63,505	$ 122,258	$ 120,358							$ (747)	$ (2,194)	$ (1,689)	$ 45,888		$ 46,577			$ (689)
Programming distribution services	7,563		12,792		14,504			1,063			6,513	12,792	14,504				(13)			4,786		761	4,040		(15)
Services companies														9,050	15,660	14,109	(9,050)	(15,660)	(14,109)					12,739	(12,739)
Total Revenues	70,321		132,856		133,173			64,568	122,258	120,358	6,513	12,792	14,504	9,050	15,660	14,109	(9,810)	(17,854)	(15,798)	50,674		47,338	4,040	12,739	(13,443)
Cost of satellite services	6,191	[1]	11,279	[1]	11,821	[1]		6,533	11,494	12,305				2,549	4,593	4,032	(2,891)	(4,808)	(4,516)	4,401	[1]	4,586		1,960	(2,145)
Cost of programming distribution services	4,393	[1]	7,911	[1]	8,440	[1]		636			4,489	10,105	10,129				(732)	(2,194)	(1,689)	2,625	[1]	454	2,875		(704)
Selling and administrative expenses	11,638	[1]	84,890	[1]	18,383	[1]		10,465	31,845	17,124	1,332	1,861	1,756	5,861	62,036	9,096	(6,020)	(10,852)	(9,593)	5,483	[1]	5,535	595	9,947	(10,594)
Depreciation and amortization	45,824		59,253		64,130			45,110	58,459	63,237	714	794	893							16,682		16,682	167		(167)
Reorganization expenses																				28,766		28,766
Total cost of services	68,046		163,333		102,774			62,744	101,798	92,666	6,535	12,760	12,778	8,410	66,629	13,128	(9,643)	(17,854)	(15,798)	57,957		56,023	3,637	11,907	(13,610)
Operating (loss) income	2,275		(30,477)		30,399			1,824	20,460	27,692	(22)	32	1,726	640	(50,969)	981	(167)			(7,283)		(8,685)	403	832	167
Interest (expense) income, net and other	(9,351)		(30,483)		(4,122)			(9,059)	(81,331)	(1,854)	(121)	(300)	(251)	(472)	118	336	301	51,030	(2,353)	(19,298)		(17,761)	(93)	175	(1,619)
(Loss) income from continuing operations before income tax	(7,076)		(60,960)		26,277			(7,235)	(60,871)	25,838	(143)	(268)	1,475	168	(50,851)	1,317	134	51,030	(2,353)	(26,581)		(26,446)	310	1,007	(1,452)
Income tax (benefit) expense	11,400		(66,050)		(14,493)		14,010	11,647	(65,961)	(15,378)	(347)	(72)	548	100	(17)	337				2,610		2,317	1	292
Net income (loss) from continuing operations	(18,476)		5,090		40,770			(18,882)	5,090	41,216	204	(196)	927	68	(50,834)	980	134	51,030	(2,353)	(29,191)		(28,763)	309	715	(1,452)
Discontinued operations: (Loss) income from operations of discontinued component broadband satellite services	(381)		(7,093)		549			(381)	(7,093)	549										431		431
Net (loss) income	(18,857)		(2,003)		41,319			(19,263)		41,765	204	(196)	927	68	(50,834)	980	134	51,030	(2,353)	(28,760)		(28,332)	309	715	(1,452)
Less: Net (loss) income attributable to noncontrolling interest	25				103												25		103	3					3
Net income (loss) attributable to Satelites Mexicanos, S. A. de C. V.	$ (18,882)		$ (2,003)		$ 41,216			$ (19,263)	$ (2,003)	$ 41,765	$ 204	$ (196)	$ 927	$ 68	$ (50,834)	$ 980	$ 109	$ 51,030	$ (2,456)	$ (28,763)		$ (28,332)	$ 309	$ 715	$ (1,455)

[1]	Exclusive of depreciation and amortization shown separately below.